Statement to Securityholder
Ally Auto Receivables Trust 2022-2

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2022-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	10/12/2022

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2022-2

5. Collateral Summary	Collection Period, Begin:	12/1/2025
	Collection Period, End:	12/31/2025
6. Charge-Off and Delinquency Rates	Determination Date:	1/12/2026
	Distribution Date:	1/15/2026
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures
The Class A-1 Notes, Class B Notes, Class C Notes, and Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02008MAA7	234,000,000.00	0.00	3.73700000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02008MAB5	350,000,000.00	0.00	4.62000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02008MAC3	351,000,000.00	28,919,331.67	4.76000000	12,406,935.81	114,713.35	N/A	12,521,649.16	0.00	0.00	16,512,395.86
A-4	02008MAD1	76,920,000.00	76,920,000.00	4.87000000	0.00	312,167.00	N/A	312,167.00	0.00	0.00	76,920,000.00
B	02008MAE9	22,510,000.00	22,510,000.00	5.52000000	0.00	103,546.00	N/A	103,546.00	0.00	0.00	22,510,000.00
C	02008MAF6	18,760,000.00	18,760,000.00	5.72000000	0.00	89,422.67	N/A	89,422.67	0.00	0.00	18,760,000.00
D	02008MAG4	13,940,000.00	13,940,000.00	6.84000000	0.00	79,458.00	N/A	79,458.00	0.00	0.00	13,940,000.00
Certificates		N/A	N/A	N/A	N/A	N/A	214,040.36	214,040.36	N/A	N/A	N/A
	Deal Totals	1,067,130,000.00	161,049,331.67		12,406,935.81	699,307.02	214,040.36	13,320,283.19	0.00	0.00	148,642,395.86

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	82.3912583	35.3473955	0.3268187	35.6742141	0.0000000	47.0438628
A-4	1,000.0000000	0.0000000	4.0583333	4.0583333	0.0000000	1,000.0000000
B	1,000.0000000	0.0000000	4.6000000	4.6000000	0.0000000	1,000.0000000
C	1,000.0000000	0.0000000	4.7666668	4.7666668	0.0000000	1,000.0000000
D	1,000.0000000	0.0000000	5.7000000	5.7000000	0.0000000	1,000.0000000

Beginning Aggregate Note Pool Factor:	150.9181934
Ending Aggregate Note Pool Factor:	139.2917413

Beginning Reserve Account Balance Factor:	1,000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1,000.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2022-2

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	12/15/2025	1/14/2026	Actual/360	N/A	N/A	3.73700000	3.73700000	0.00
A-2	0.00	12/15/2025	1/14/2026	30/360	N/A	N/A	4.62000000	4.62000000	0.00
A-3	28,919,331.67	12/15/2025	1/14/2026	30/360	N/A	N/A	4.76000000	4.76000000	114,713.35
A-4	76,920,000.00	12/15/2025	1/14/2026	30/360	N/A	N/A	4.87000000	4.87000000	312,167.00
B	22,510,000.00	12/15/2025	1/14/2026	30/360	N/A	N/A	5.52000000	5.52000000	103,546.00
C	18,760,000.00	12/15/2025	1/14/2026	30/360	N/A	N/A	5.72000000	5.72000000	89,422.67
D	13,940,000.00	12/15/2025	1/14/2026	30/360	N/A	N/A	6.84000000	6.84000000	79,458.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) + (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	114,713.35	0.00	114,713.35	0.00
A-4	0.00	312,167.00	0.00	312,167.00	0.00
B	0.00	103,546.00	0.00	103,546.00	0.00
C	0.00	89,422.67	0.00	89,422.67	0.00
D	0.00	79,458.00	0.00	79,458.00	0.00
Deal Totals	0.00	699,307.02	0.00	699,307.02	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
4. Collections and Distributions

Collections
Receipts During the Period	13,075,144.14
Administrative Purchase Payments	206,259.64
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	188,624.40
Other Fees or Expenses Paid	0.00
Total Collections	13,470,028.18

Beginning Reserve Account Balance	2,679,883.67
Total Available Amount	16,149,911.85

Distributions
Total Available Amount	16,149,911.85
Basic Servicing Fee	148,244.99
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	426,880.35
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	103,546.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	89,422.67
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	79,458.00
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	2,679,883.67
Noteholders' Regular Principal Distributable Amount	12,406,935.81
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	214,040.36

Statement to Securityholder
Ally Auto Receivables Trust 2022-2

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	59,250	21,059	20,258
	Aggregate Receivables Principal Balance	1,071,953,466.28	174,984,726.73	162,577,790.92
	Aggregate Amount Financed	1,112,887,614.32	177,893,985.28	165,183,962.71

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	6.55000000	6.64208040	6.64869539	69.41	71.86	71.99	55.00	24.23	23.48

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.39%	1.32%	1.21%	1.18%	1.18%	1.02%	1.30%	1.10%	1.30%	1.24%	1.04%	1.16%	1.11%	1.17%	1.01%	1.00%	1.13%	1.02%	1.06%	1.10%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.14%	0.99%	1.07%	1.11%	1.02%	1.08%	1.00%	1.01%	1.12%	1.08%	1.15%	1.13%	1.12%	1.02%	1.16%	1.10%	1.15%	1.06%	0.90%	1.09%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2022-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	171,538,974.00	36	200,967.23	5,582.42	1.4059%	20,258	177	0.8737%
Preceding	183,840,206.94	21	46,115.56	2,195.98	0.3010%	21,059	189	0.8975%
Next Preceding	196,487,818.97	25	55,771.72	2,230.87	0.3406%	21,771	175	0.8038%
Third Preceding	210,509,536.26	39	348,753.94	8,942.41	1.9881%	Three Month Average		0.8583%
Four Month Average					1.0089%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,112,887,614.32	9,876,026.49	0.8874%	31 - 60 days	436	4,934,652.21	2.9874%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	130	1,333,856.83	0.8075%
Trust 2022-2 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	46	544,228.92	0.3295%
				> 120 days	1	6,083.92	0.0037%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		228	2,379,278.95
				Additions		13	126,232.47
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		16	144,911.96
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		225	2,360,599.46

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,679,883.67	2,679,883.67	0.00	0.00	0.00	2,679,883.67	2,679,883.67

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,823,466.28
Current Overcollateralization	13,935,395.06
Overcollateralization Target	13,935,395.06

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
61+ Delinquencies	0.01%	0.15%	0.28%	0.27%	0.36%	0.37%	0.29%	0.38%	0.43%	0.42%	0.52%	0.55%	0.62%	0.67%	0.68%	0.70%	0.73%	0.68%	0.61%	0.56%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	2.60%	2.60%	2.60%	2.60%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.90%	3.90%	3.90%	3.90%
61+ Delinquencies	0.60%	0.67%	0.85%	0.86%	0.91%	0.85%	0.93%	1.00%	0.97%	1.05%	1.02%	1.04%	1.09%	1.03%	1.17%	1.23%	1.12%	1.08%	1.19%	1.14%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%
61+ Delinquencies

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	135
Receipts During the Period - Interest	963,307.87
Supplemental Servicing Fees	37,466.61
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	19,800.00
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2022-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2022-2 will perform in the future.

Ally Bank (directly or indirectly through the depositor or another wholly-owned affiliate), as an “originator” (as such term is defined for purposes of each of the EU Securitization Regulation and the UK Securitization Regulation), continues to retain, a material net economic interest (the “EU/UK Retained Interest”) of not less than 5% in the securitization transaction described in the prospectus, in the form of retention of at least 5% of the nominal value of each of the tranches sold or transferred to investors in accordance with option (a) of Article 6(3) of the EU Securitization Regulation and option (a) of Article 6(3) of the UK Securitization Regulation, by holding (itself or through a wholly-owned affiliate) at least and approximately 5% of the nominal value of each of the notes and certificates, as set forth in the prospectus.